Liquidity & Going Concern Uncertainty	9 Months Ended
Sep. 30, 2015
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Liquidity & Going Concern Uncertainty

3. Liquidity & Going Concern Uncertainty

These unaudited condensed financial statements have been prepared and presented on a basis assuming the Company will continue as a going concern. The factors below raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary from the outcome of this uncertainty.

At December 31, 2014 and September 30, 2015, the Company had accumulated deficits of $138.3 million and $150.6 million, respectively. For the year and nine month periods ended December 31, 2014 and September 30, 2015, the Company incurred net losses of $15.9 million and $12.3 million, respectively. The Company borrowed a total of $0.5 million during the year ended December 31, 2014 under note agreements with certain shareholders and a line of credit. In addition, the Company borrowed $5.0 million during the year ended December 31, 2014 under a credit facility entered into in April 2014. While the Company is currently in the commercialization stage of operations, the Company has not yet achieved profitability and anticipates that it will continue to incur net losses in the foreseeable future.

Historically, the Company’s principal sources of cash have included proceeds from the issuance of common and preferred stock, proceeds from the exercise of warrants to purchase common stock, proceeds from the issuance of debt, and revenues from clinical laboratory testing through contracted partners. The Company’s principal uses of cash have included cash used in operations, payments relating to purchases of property and equipment and repayments of borrowings. The Company expects that the principal uses of cash in the future will be for continuing operations, hiring of sales and marketing personnel and increased sales and marketing activities, funding of research and development, capital expenditures, and general working capital requirements. The Company expects that, as revenues grow, sales and marketing and research and development expenses will continue to grow, albeit at a slower rate and, as a result, the Company will need to generate significant net revenues to achieve and sustain income from operations.

As of September 30, 2015, cash and cash equivalents totaled $12.5 million. On February 13, 2015, the Company received net cash proceeds of $9.1 million as a result of the closing of a follow-on public offering, before deducting $0.3 million of additional non-underwriting costs incurred. Subsequent to the closing of the follow-on public offering on February 13, 2015 and through November 2, 2015, additional cash proceeds of $9.8 million have been received from the exercise of warrants sold in such offering. Management expects that the Company will need additional financing in the future to execute on its current or future business strategies beyond June 2016. Until the Company can generate significant cash from operations, including assay revenues, the Company expects to continue to fund its operations with the proceeds from offerings of the Company’s equity securities or debt, or transactions involving product development, technology licensing or collaboration. Management can provide no assurances that any sources of a sufficient amount of financing will be available to the Company on favorable terms, if at all.

In May 2015, the SEC declared effective a shelf registration statement filed by the Company. The shelf registration statement allows the Company to issue any combination of its common stock, preferred stock, debt securities and warrants from time to time for an aggregate initial offering price of up to $50 million, subject to certain limitations for so long as the Company’s public float is less than $75 million. As of September 30, 2015, the Company had not sold any securities under this shelf registration statement. The specific terms of future offerings, if any, under this shelf registration statement would be established at the time of such offerings.